UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1 – Schedule of Investments

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

January 31, 2014

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	LONG-TERM INVESTMENTS - 144.4%

	Arizona - 3.9%
$ 2,000	Arizona St. Trans. Brd. Hwy. Rev.,
	5.00%, 7/1/30, Ser. B	$2,179,400
1,000	Northern Arizona University Speed Rev.
	Stimulus Plan Econ. Edl. Dev.,
	5.00%, 8/1/38	1,044,600
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Elec. Sys. Rev.,
	5.00%, 1/1/38, Ser. A	2,133,320

		5,357,320

	California - 20.0%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39, Ser. F-1	2,164,860
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	565,530
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,147,190
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	550,610
2,000	California St. Pub. Wks. Brd. Lease Rev.
	Dept. of Corrections and Rehab.,
	5.250%, 9/1/29, Ser. F	2,215,800
2,000	California Statewide Communities
	Dev. Auth. Rev.,
	5.75%, 7/1/47, FGIC	2,209,760
545	Fresno Swr. Rev.,
	6.25%, 9/1/14, Ser. A-1, AMBAC	561,519
3,000	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	2,359,800
500	Imperial Irrigation Dist. Elec. Sys. Rev.,
	5.00%, 11/1/36, Ser. B	524,165
1,000	Manteca Wtr. Ref. Rev.,
	5.00%, 7/1/33	1,059,830
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21, Ser. A,
	Escrowed to maturity (b)	3,413,000
500	Sacramento Area Flood Control Agency
	Consol. Capital Assessment Dist. Bonds,
	5.00%, 10/1/37	527,670
7,840	San Bernardino Cnty. Res. Mtge. Rev.,
	9.60%, 9/1/15, Escrowed to maturity (b)	8,998,674
1,040	Saratoga Unified Sch. Dist. Gen. Oblig.,
	Zero Coupon, 9/1/20, Ser. A, NRE	887,858

		27,186,266

	Colorado - 0.8%
1,000	Eagle River Wtr. & Sanitation Dist.
	Enterprise Wastewater Rev.,
	5.00%, 12/1/42	1,047,940

	Connecticut - 3.2%
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/25, Ser. C, RAD	1,003,480
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/32, Ser. A	714,315
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/41, Ser. A	1,003,650
550	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.
	Yale-New Haven Hospital,
	5.00%, 7/1/48, Ser. N	564,943
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41, Ser. 26	1,052,330

		4,338,718

	District of Columbia - 1.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/1/31, Ser. A	1,103,640
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, Ser. A, AGM / AMBAC	1,125,330

		2,228,970

	Florida - 12.6%
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23, Ser. A	1,702,740
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	6.00%, 8/15/36	1,055,170

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2014

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$ 2,000	Florida St. Brd. of Ed. Cap. Outlay,
	5.00%, 6/1/41, Ser. F	$2,132,460
2,350	Florida St. Brd. of Gov. Florida State Univ. Dorm Rev.,
	5.00%, 5/1/33, Ser. A	2,520,657
70	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G,
	Prerefunded 11/15/16 @ $100 (b)	78,887
1,930	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G	2,014,264
1,975	JEA Wtr. & Swr. Rev.,
	4.25%, 10/1/41, Ser. A	1,923,453
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/1/32, Ser. A	254,560
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35, Ser. A	2,088,500
1,000	Reedy Creek Impvt. Dist.,
	5.00%, 6/1/38, Ser. A	1,044,680
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, Ser. B, NRE	2,286,980

		17,102,351

	Georgia - 5.9%
2,000	Fulton Cnty. Sch. Dist. Gen. Oblig.,
	5.375%, 1/1/16	2,191,000
3,195	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.50%, 1/1/20, Ser. X, AMBAC	3,700,705
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39, Ser. 3	2,094,480

		7,986,185

	Illinois - 8.4%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	493,760
1,000	Chicago O’Hare Intl. Arpt. Rev.
	Customer Fac. Charge,
	5.125%, 1/1/30, Senior Lien, AGM	1,046,200
500	Chicago Wastewater Transmission Rev.,
	4.00%, 1/1/42, 2nd Lien	419,230
2,000	Chicago Wastewater Transmission Rev.,
	5.00%, 1/1/42, 2nd Lien	2,010,300
1,000	Illinois Fin. Auth. Ed. Rev.,
	5.375%, 9/1/32, Ser. C,
	Prerefunded 9/1/17 @ $100 (b)	1,167,320
1,000	Illinois Fin. Auth. Rev.,
	6.00%, 8/15/38, Ser. A	1,046,780
200	Illinois Fin. Auth. Rev.
	Northwestern Memorial HealthCare,
	5.00%, 8/15/37	205,592
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	2,234,040
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33, Ser. B	1,628,895
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,109,200

		11,361,317

	Indiana - 3.1%
820	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A,
	Econ Defeased to Call 5/1/14 @ $100 (b)	831,644
180	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A	180,733

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2014

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$ 1,000	Indiana St. Fin. Auth. Rev. Revolving Fund,
	5.00%, 2/1/31, Ser. B	$1,096,970
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38, Ser. A	2,133,640

		4,242,987

	Louisiana - 5.1%
1,000	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41, Ser. A, NRE	1,055,280
1,250	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/30, Ser. A	1,328,075
500	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/36, Ser. A	515,510
250	Louisiana St. Tran. Auth. Ref. Rev.,
	5.00%, 8/15/38, Ser. A	265,582
500	Board of Commissioners of The Port of New Orleans
	Port Fac. Ref. Rev.,
	5.00%, 4/1/33, Ser. B	501,060
1,100	Regional Tran. Auth. Louisiana Sales Tax Rev.,
	5.00%, 12/1/30, AGM	1,175,317
1,000	Terrebonne Levee & Consv. Dist.
	Pub. Impvt. Sales Tax Rev.,
	5.00%, 7/1/38, Ser. A	1,048,960
1,000	Terrebonne Parish Waterworks Consol. Dist. No. 1,
	5.00%, 11/1/37, Ser. A	1,034,300

		6,924,084

	Maine - 2.0%
500	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/43	481,350
1,000	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/33, Ser. A	1,044,250
610	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/31	628,452
540	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/32	553,846

		2,707,898

	Maryland - 1.6%
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,137,740

	Massachusetts - 6.4%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, Ser. B, NRE	3,645,870
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40, Ser. B	2,179,000
1,500	Massachusetts St. Dev. Fin. Agcy.
	Solid Waste Disp. Rev.,
	5.00%, 2/1/36,	1,663,845
	Prerefunded 8/1/16 @ $100 (b)
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, Ser. A, AMBAC	1,243,360

		8,732,075

	Michigan - 1.7%
500	Detroit Gen. Oblig.,
	5.25%, 11/1/35 (c)	492,945
2,000	Detroit Wtr. Supply Sys. Rev.,
	5.00%, 7/1/30, Ser. A, NRE (c)	1,868,080

		2,361,025

	Nebraska - 3.4%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/1/34, Ser. A	536,785
2,000	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,452,180
1,525	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17, Ser. B,
	Escrowed to maturity (b)	1,654,366

		4,643,331

	Nevada - 3.3%
2,165	Clark Cnty. Gen. Oblig.,
	5.00%, 11/1/22, AMBAC	2,321,226
2,000	Nevada St. Gen. Oblig.,
	5.00%, 12/1/24, Ser. F, AGM	2,100,240

		4,421,466

	New Jersey - 4.2%
2,000	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17, Ser. H	2,310,360
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36, Ser. H	1,043,750
2,000	New Jersey Trans. Trust Fund Auth. Rev.,
	5.25%, 12/15/22, Ser. A	2,344,360

		5,698,470

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2014

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	New York - 9.0%
$ 1,000	Albany Industrial Dev. Agy. Rev.,
	5.00%, 4/1/32, Ser. A	$900,420
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/1/42, Ser. A	718,648
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43, Ser. EE	1,072,540
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43, Ser. EE	1,080,570
1,000	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34, Ser. DD	1,083,170
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28, Ser. C	1,814,865
2,000	New York St. Dorm. Auth.
	St. Personal Inc. Tax Rev.,
	5.00%, 3/15/30, Ser. F	2,067,620
450	New York St. Thruway Auth. Rev.,
	5.00%, 1/1/37, Ser. I	472,162
1,000	New York St. Thruway Auth. Rev.,
	5.00%, 1/1/36, Ser. J	1,051,870
900	The Port Auth. of New York and New Jersey Cons. Bonds,
	5.00%, 6/1/33, Ser. 179	990,990
500	Triborough Bridge & Tunnel Auth. Subordinate Rev.,
	5.00% 11/15/30, Ser. A	541,675
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31, Ser. TE	448,640

		12,243,170

	Ohio - 5.3%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	773,183
1,000	Hamilton Elec. Sys. Rev.,
	4.60%, 10/15/20, Ser. A, AGM	1,072,350
750	Ohio St. Air Quality Dev. Auth. Rev.,
	5.70%, 2/1/14, Ser. A	750,000
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30, Ser. A	546,510
1,040	Ohio St. Tpk. Comm. Tpk. Rev.,
	5.00%, 2/15/31, Ser. A	1,113,715
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, Ser. B, AGM	2,998,524

		7,254,282

	Pennsylvania - 10.3%
2,000	Delaware Cnty. Auth. Rev.,
	5.00%, 6/1/21, Ser. A,
	Prerefunded 6/1/15 @ $100 (b)	2,123,360
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/1/34	2,133,640
480	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27, Ser.A,	599,467
	Prerefunded 9/1/17 @ $100 (b)
520	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27	616,600
1,000	Pennsylvania Econ. Dev. Fin.
	Auth. Res. Recov. Rev.,
	4.625%, 12/1/18, Ser. F, AMBAC	1,012,500
2,000	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28, Ser. AL	2,199,360
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, Ser. A-2, AGT	1,128,997
1,000	Pennsylvania St. Tpk. Comm.
	Turnpike Rev.,
	5.00%, 12/1/31, Ser. A	1,068,370
1,000	Pennsylvania St. Tpk. Comm.
	Turnpike Sub. Rev.,
	5.00%, 12/1/43, Ser. A-1	1,017,800
2,000	Philadelphia Wtr. & Wastewater Rev.,
	5.00%, 1/1/41, Ser. A	2,055,200

		13,955,294

	Rhode Island - 2.8%
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 9/1/37	2,147,380
1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 11/1/41	1,659,168

		3,806,548

	South Carolina - 1.6%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/1/32	2,178,160

		2,178,160

	Tennessee - 2.1%
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20, Ser. A	1,691,625
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21, Ser. A	1,128,420

		2,820,045

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2014

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	Texas - 13.9%
$1,000	Alliance Airport Auth. Inc. Rev.,
	4.85%, 4/1/21	$1,043,970
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48	1,042,810
2,000	El Paso Wtr. & Swr. Rev.
	Ref. and Impvmt. Bonds,
	4.00%, 3/1/33, Ser. A	1,999,940
1,000	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	1,079,120
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/1/32, Ser. A	512,055
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/1/29, Ser. A	1,061,550
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32, Ser. B, 1st Lien	1,556,866
1,060	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, Ser. A, PSF	1,125,148
2,000	Lower Colorado River Auth. Rev.,
	5.00%, 5/15/31, AGM	2,006,160
1,900	McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
	6.625%, 6/1/35	2,003,303
1,200	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, Ser. A, BHAC	1,324,320
1,975	Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
	5.50%, 2/1/33, PSF	2,151,624
1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF	1,081,030
1,000	Upper Trinity Reg. Wtr. Dist. Treated Wtr. Supply Sys. Rev.
	Ref. and Impvmt. Bonds,
	4.00%, 8/1/37, Ser. A, AGM	904,220

		18,892,116

	Utah - 1.6%
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/32, Ser. A, AGM	1,082,920
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/36, Ser. A, AGM	1,075,890

		2,158,810

	Vermont - 1.6%
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/1/38, Ser. A	2,107,680

	Virginia - 2.9%
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23, Ser. E-1	2,379,400
1,500	Virginia St. Hsg. Dev. Auth. Rev.,
	4.55%, 1/1/24	1,512,285

		3,891,685

	Washington - 0.4%
500	Energy Northwest Wind Proj. Rev.,
	4.75%, 7/1/21,
	Prerefunded 7/1/14@ $100 (b)	509,510

	West Virginia - 1.1%
1,500	Monongalia Cnty. Bldg. Comm.
	Hospital Rev.,
	5.00%, 7/1/30, Ser. A	1,501,350

	Wisconsin - 1.7%
2,000	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33, Ser. A	2,249,720

	Wyoming - 2.9%
3,550	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	4,007,808

	Total Long-Term Investments
	(Cost $186,933,653)	196,054,321

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2014

(Unaudited)

TOTAL INVESTMENTS - 144.4% (Cost $186,933,653)	196,054,321

Other assets in excess of liabilities - 3.5%	4,728,580

Liquidation value of Variable Rate MuniFund Term Preferred Shares - (47.9%)	(65,000,000)

NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$135,782,901

(a)	The following abbreviations are used in portfolio descriptions to indicate an obligation of credit support, in whole or in part:

AMBAC—Ambac Assurance Corporation

AGM—Assured Guaranty Municipal Corp.

AGT—Assured Guaranty Corp.

BHAC—Berkshire Hathaway Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Authority

NRE—National Public Finance Guarantee Corporation

PSF—Texas Permanent School Fund

RAD—Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

(c)	On July 18, 2013, the City of Detroit filed a petition under Chapter 9 with the U.S. Bankruptcy Court.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2014:

Level 2

Municipal bonds	$196,054,321

There were no Level 1 or 3 priced securities held at January 31, 2014.

Note 2. Federal Tax Cost

At October 31, 2013, the Fund’s most recent fiscal tax year-end, the federal tax cost of the Fund’s investments and the aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$181,287,838	$10,211,261	($3,102,882)	$7,108,379

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 14, 2014

By (Signature and Title)	/S/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 14, 2014